UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Ramirez Core Bond Fund
Retail Class | RAMRX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Ramirez Core Bond Fund for the period of December 18, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.ramirezam.com/Funds/CoreBond. You can also request this information by contacting us at 1-888-472-3102.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$77*	0.75%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.
**	Expense Ratio is annualized.
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
Given the December 18, 2023 inception date of the Fund, this commentary will serve the since inception to September 30, 2024 period. During this period, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s neutral to modestly longer overall duration yielded mixed performance results as interest rates steadily rose through late April and then subsequently fell significantly through September. The Fund’s decision to underweight government guaranteed sectors, both U.S. Treasuries and U.S. Agency Mortgage Backed Securities (MBS) contributed to overall absolute and relative performance as risk assets outperformed over the period. The Fund’s sector and sub-sector allocation in corporate credit, municipal credit, and securitized products experienced a contraction in risk premiums, which aided Fund returns for the period. The Fund’s relative positioning within these non-government assets, both up in credit quality and shorter relative duration, was an overall detractor to performance as longer-dated risk assets outperformed.
The Fund’s portfolio managers continued to focus on security selection and relative value opportunities within the spread sectors of the domestic fixed income universe. Relative to the Benchmark, at the end of the period, the Fund remains underweight in U.S. Treasury securities and overweight in taxable municipal securities, asset backed securities, and residential mortgage-backed securities.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Ramirez Core Bond Fund	PAGE 1	TSR-AR-00777X207

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/18/2023)
Retail Class (without sales charge)	4.63
Bloomberg U.S. Aggregate Bond Index	5.34
Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$43,093,939
Number of Holdings	159
Net Advisory Fee	$0
Portfolio Turnover	43%
Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a percentage of net assets of September 30, 2024)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ramirezam.com/Funds/CoreBond.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ramirez Asset Management documents not be householded, please contact Ramirez Asset Management at 1-888-472-3102, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ramirez Asset Management or your financial intermediary.
Ramirez Core Bond Fund	PAGE 2	TSR-AR-00777X207

Ramirez Core Bond Fund
Institutional Class | RAMIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Ramirez Core Bond Fund for the period of December 18, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.ramirezam.com/Funds/CoreBond. You can also request this information by contacting us at 1-888-472-3102.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51*	0.50%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.
**	Expense Ratio is annualized.
HOW DID THE FUND PERFORM SINCE INCEPTION AND WHAT AFFECTED ITS PERFORMANCE?
Given the December 18, 2023 inception date of the Fund, this commentary will serve the since inception to September 30, 2024 period. During this period, the Fund underperformed the Bloomberg U.S. Aggregate Index (the “Benchmark”).
Relative to the Benchmark, the Fund’s neutral to modestly longer overall duration yielded mixed performance results as interest rates steadily rose through late April and then subsequently fell significantly through September. The Fund’s decision to underweight government guaranteed sectors, both U.S. Treasuries and U.S. Agency Mortgage Backed Securities (MBS) contributed to overall absolute and relative performance as risk assets outperformed over the period. The Fund’s sector and sub-sector allocation in corporate credit, municipal credit, and securitized products experienced a contraction in risk premiums, which aided Fund returns for the period. The Fund’s relative positioning within these non-government assets, both up in credit quality and shorter relative duration, was an overall detractor to performance as longer-dated risk assets outperformed.
The Fund’s portfolio managers continued to focus on security selection and relative value opportunities within the spread sectors of the domestic fixed income universe. Relative to the Benchmark, at the end of the period, the Fund remains underweight in U.S. Treasury securities and overweight in taxable municipal securities, asset backed securities, and residential mortgage-backed securities.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Ramirez Core Bond Fund	PAGE 1	TSR-AR-00777X306

ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/18/2023)
Institutional Class (without sales charge)	4.90
Bloomberg U.S. Aggregate Bond Index	5.34
Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$43,093,939
Number of Holdings	159
Net Advisory Fee	$0
Portfolio Turnover	43%
Visit https://www.ramirezam.com/Funds/CoreBond for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a percentage of net assets of September 30, 2024)
Security Type Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ramirezam.com/Funds/CoreBond.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ramirez Asset Management documents not be householded, please contact Ramirez Asset Management at 1-888-472-3102, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ramirez Asset Management or your financial intermediary.
Ramirez Core Bond Fund	PAGE 2	TSR-AR-00777X306

Ramirez Government Money Market Fund
Retail Class | RMZXX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of December 18, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102.         This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$43*	0.43%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.
**	Expense Ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$302,723,454
Number of Holdings	13
Net Advisory Fee	$0
Weighted Average Maturity	23.04 days
Weighted Average Life	23.51 days
Visit https://www.ramirezam.com/Funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a percentage of net assets of September 30, 2024)
Security Type Breakdown (%)
MATERIAL CHANGES
As of September 30, 2024, the Advisor has contractually agreed to limit expenses of the Fund to 0.42% of average daily net assets. Prior to July 24, 2024, the expenses of the Fund were limited to 0.47% of average daily net assets. Prior to January 9, 2024, the expenses of the Fund were limited to 0.60% of average daily net assets.
Ramirez Government Money Market Fund	PAGE 1	TSR-AR-00777X405

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ramirezam.com/Funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ramirez Asset Management documents not be householded, please contact Ramirez Asset Management at 1-888-472-3102, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ramirez Asset Management or your financial intermediary.
Ramirez Government Money Market Fund	PAGE 2	TSR-AR-00777X405

Ramirez Government Money Market Fund
Institutional Class | RAMXX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Ramirez Government Money Market Fund for the period of December 18, 2023, to September 30, 2024. You can find additional information about the Fund at https://www.ramirezam.com/Funds. You can also request this information by contacting us at 1-888-472-3102.         This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$20*	0.20%**
*	Amount shown reflects the expenses of the Fund from inception date through September 30, 2024. Expenses would have been higher if the Fund had been in operation for a full year.
**	Expense Ratio is annualized.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$302,723,454
Number of Holdings	13
Net Advisory Fee	$0
Weighted Average Maturity	23.04 days
Weighted Average Life	23.51 days
Visit https://www.ramirezam.com/Funds for more recent performance information.
WHAT DID THE FUND INVEST IN? (as a percentage of net assets of September 30, 2024)
Security Type Breakdown (%)
MATERIAL CHANGES
As of September 30, 2024, the Advisor has contractually agreed to limit expenses of the Fund to 0.17% of average daily net assets. Prior to July 24, 2024, the expenses of the Fund were limited to 0.22% of average daily net assets. Prior to January 9, 2024, the expenses of the Fund were limited to 0.35% of average daily net assets.
Ramirez Government Money Market Fund	PAGE 1	TSR-AR-00777X504

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.ramirezam.com/Funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ramirez Asset Management documents not be householded, please contact Ramirez Asset Management at 1-888-472-3102, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Ramirez Asset Management or your financial intermediary.
Ramirez Government Money Market Fund	PAGE 2	TSR-AR-00777X504

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Ramirez Core Bond Fund

	FYE 9/30/2023	FYE 9/30/2024
(a) Audit Fees	N/A	$17,850
(b) Audit-Related Fees	N/A	None
(c) Tax Fees	N/A	$3,100
(d) All Other Fees	N/A	None

Ramirez Government Money Market Fund

	FYE 9/30/2023	FYE 9/30/2024
(a) Audit Fees	N/A	$19,500
(b) Audit-Related Fees	N/A	None
(c) Tax Fees	N/A	$3,100
(d) All Other Fees	N/A	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Ramirez Core Bond Fund

	FYE 9/30/2023	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Ramirez Government Money Market Fund

	FYE 9/30/2023	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Ramirez Core Bond Fund

Non-Audit Related Fees	FYE 9/30/2023	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Ramirez Government Money Market Fund

Non-Audit Related Fees	FYE 9/30/2023	FYE 9/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Ramirez Funds
Ramirez Core Bond Fund
Retail Class (RAMRX)
Institutional Class (RAMIX)
Ramirez Government Money Market Fund
Retail Class (RMZXX)
Institutional Class (RAMXX)
Financial Statements
September 30, 2024

Ramirez Core Bond Fund
Schedule of Investments
September 30, 2024

	Principal Amount	Value
ASSET-BACKED SECURITIES - 4.4%
Ally Auto Receivables Trust, Series 2024-2, Class A3, 4.14%, 07/16/2029	$100,000	$99,777
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A3, 4.87%, 02/15/2028	50,000	50,250
Ford Credit Floorplan LLC, Series 2023-1, Class A1, 4.92%, 05/15/2028	450,000	454,485
GM Financial Automobile Leasing Trust, Series 2024-3, Class A4, 4.22%, 10/20/2028	300,000	299,977
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A4, 4.66%, 02/20/2030	200,000	201,589
SBNA Auto Lease Trust
Series 2024-C, Class A3, 4.56%, 02/22/2028	60,000	60,126
Series 2024-C, Class A4, 4.42%, 03/20/2029	65,000	65,132
Verizon Master Trust, Series 2023-1, Class A, 4.49%, 01/22/2029	200,000	200,536
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15%, 11/15/2028	450,000	454,734
TOTAL ASSET-BACKED SECURITIES
(Cost $1,875,181)		1,886,606
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Chase Home Lending Mortgage Trust Series 2024-5, Class A3, 5.50%, 04/25/2055(a)(b)	242,955	243,045
Citigroup Commercial Mortgage Trust
Series 2023-PRM3, Class A, 6.57%, 07/10/2028(a)(b)	200,000	209,924
Series 2023-SMRT, Class A, 6.01%, 10/12/2040(a)(b)	100,000	103,373
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.31%, 09/12/2040(a)	375,000	393,250
ELM Trust, Series 2024-ELM, Class A10, 5.99%, 06/10/2039(a)(b)	150,000	152,634
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041(a)(b)	200,000	204,752
JP Morgan Mortgage Trust
Series 2021-7, Class A3, 2.50%, 11/25/2051(a)(b)	123,792	104,338
Series 2021-7, Class A4, 2.50%, 11/25/2051(a)(b)	481,801	432,090
Series 2023-2, Class A2, 5.50%, 07/25/2053(a)(b)	97,733	97,751

	Principal Amount	Value
Series 2024-8, Class A3, 5.50%, 01/25/2055(a)(b)	$98,227	$98,312
RCKT Mortgage Trust, Series 2021-5, Class A5, 2.50%, 11/25/2051(a)(b)	215,711	192,807
Sequoia Mortgage Trust, Series 2024-9, Class A3, 5.00%, 10/25/2054(a)(b)	100,000	98,559
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,292,263)		2,330,834
CORPORATE BONDS - 21.2%
Aerospace/Defense - 0.9%
Boeing Co., 5.15%, 05/01/2030	165,000	165,396
Northrop Grumman Corp., 4.70%, 03/15/2033	200,000	202,990
		368,386
Auto Manufacturers - 0.0%(c)
General Motors Co., 6.80%, 10/01/2027	15,000	15,882
Banks - 5.8%
Bank of America Corp.
3.25%, 10/21/2027	35,000	34,210
7.75%, 05/14/2038	200,000	252,721
Citigroup, Inc., 6.63%, 06/15/2032	385,000	426,507
Fifth Third Bancorp, 6.34% to 07/27/2028 then SOFR + 2.34%, 07/27/2029(d)	25,000	26,573
Goldman Sachs Group, Inc., 3.50%, 11/16/2026	315,000	310,275
HSBC Holdings PLC, 4.95%, 03/31/2030	200,000	205,004
JPMorgan Chase & Co.
4.13%, 12/15/2026	15,000	14,994
5.04% to 01/23/2027 then SOFR + 1.19%, 01/23/2028(d)	200,000	203,345
6.40%, 05/15/2038	265,000	312,386
Morgan Stanley
5.00%, 11/24/2025	15,000	15,074
7.25%, 04/01/2032	165,000	195,983
Royal Bank of Canada, 6.00%, 11/01/2027	220,000	232,183
Sumitomo Mitsui Financial Group, Inc., 5.71%, 01/13/2030	200,000	211,819
Toronto-Dominion Bank/The, 5.52%, 07/17/2028	30,000	31,383
Wells Fargo & Co., 4.15%, 01/24/2029	20,000	19,940
		2,492,397

The accompanying notes are an integral part of these financial statements.

1

Ramirez Core Bond Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Beverages - 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/2036	$220,000	$220,886
Building Materials - 0.7%
Owens Corning, 3.88%, 06/01/2030	165,000	159,220
Vulcan Materials Co., 3.50%, 06/01/2030	165,000	157,822
		317,042
Chemicals - 0.9%
DuPont de Nemours, Inc., 5.42%, 11/15/2048	20,000	22,120
Mosaic Co., 4.05%, 11/15/2027	165,000	163,413
Sherwin-Williams Co., 2.20%, 03/15/2032	215,000	185,566
		371,099
Computers - 0.8%
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	350,000	350,295
International Business Machines Corp., 3.50%, 05/15/2029	15,000	14,579
		364,874
Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.65%, 07/21/2027	200,000	196,176
Capital One Financial Corp., 3.80%, 01/31/2028	270,000	264,211
		460,387
Electric - 1.5%
Exelon Corp., 4.05%, 04/15/2030	200,000	196,944
Progress Energy, Inc., 7.75%, 03/01/2031	165,000	193,302
Public Service Electric and Gas Co., 4.85%, 08/01/2034	55,000	56,228
San Diego Gas & Electric Co., 3.00%, 03/15/2032	165,000	150,266
Virginia Electric and Power Co., 5.05%, 08/15/2034	40,000	41,061
		637,801
Electronics - 0.4%
Jabil, Inc., 3.00%, 01/15/2031	180,000	161,410
Food - 0.2%
Kraft Heinz Foods Co., 6.88%, 01/26/2039	25,000	29,477
Mondelez International, Inc., 4.75%, 08/28/2034	55,000	55,425

	Principal Amount	Value
Sysco Corp., 5.95%, 04/01/2030	$15,000	$16,105
		101,007
Healthcare Services - 1.7%
Centene Corp., 4.25%, 12/15/2027	165,000	162,055
Elevance Health, Inc., 4.65%, 01/15/2043	20,000	18,807
Memorial Sloan-Kettering Cancer Center, 5.00%, 07/01/2042	330,000	335,431
New York and Presbyterian Hospital, 4.76%, 08/01/2116	250,000	229,743
		746,036
Home Builders - 0.0%(c)
Toll Brothers Finance Corp., 4.88%, 03/15/2027	15,000	15,102
Insurance - 1.0%
Allstate Corp., 5.05%, 06/24/2029	30,000	30,912
Aon Corp., 2.80%, 05/15/2030	220,000	202,528
MetLife, Inc., 6.38%, 06/15/2034	200,000	226,855
		460,295
Internet - 0.8%
Netflix, Inc., 5.88%, 11/15/2028	315,000	335,685
Lodging - 0.4%
Marriott International, Inc., 4.63%, 06/15/2030	165,000	166,539
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.05%, 03/30/2029	15,000	14,922
6.10%, 06/01/2029	175,000	181,135
Comcast Corp., 4.15%, 10/15/2028	15,000	15,023
		211,080
Miscellaneous Manufacturing - 0.7%
Parker-Hannifin Corp., 4.25%, 09/15/2027	315,000	316,012
Oil & Gas - 0.9%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	150,000	152,006
Marathon Oil Corp., 5.20%, 06/01/2045	30,000	29,510
Valero Energy Corp., 6.63%, 06/15/2037	165,000	184,979
		366,495

The accompanying notes are an integral part of these financial statements.

2

Ramirez Core Bond Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Value
CORPORATE BONDS - (Continued)
Packaging & Containers - 0.0%(c)
Packaging Corp. of America, 3.40%, 12/15/2027	$15,000	$14,628
Pipelines - 0.3%
Boardwalk Pipelines LP, 5.95%, 06/01/2026	15,000	15,273
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	15,000	15,249
Energy Transfer LP, 6.50%, 02/01/2042	15,000	16,392
Kinder Morgan, Inc., 5.10%, 08/01/2029	70,000	71,823
		118,737
Real Estate Investment Trusts (REITS) - 0.5%
American Tower Corp., 2.90%, 01/15/2030	200,000	184,944
Simon Property Group LP, 6.25%, 01/15/2034	15,000	16,584
		201,528
Retail - 0.5%
Dollar General Corp., 4.13%, 05/01/2028	15,000	14,799
McDonald’s Corp., 6.30%, 10/15/2037	165,000	188,235
		203,034
Semiconductors - 0.1%
Broadcom, Inc., 4.15%, 02/15/2028	35,000	34,963
Telecommunications - 1.0%
AT&T, Inc., 5.35%, 09/01/2040	30,000	30,420
T-Mobile USA, Inc., 3.88%, 04/15/2030	220,000	213,944
Verizon Communications, Inc., 5.25%, 03/16/2037	165,000	171,559
		415,923
TOTAL CORPORATE BONDS (Cost $8,855,913)		9,117,228
MORTGAGE-BACKED SECURITIES - 16.9%
Federal Home Loan Mortgage Corp.
Pool SD8189, 2.50%, 01/01/2052	642,366	558,841
Pool SD8201, 3.00%, 03/01/2052	166,276	149,531
Pool SD8221, 3.50%, 06/01/2052	170,440	158,847
Pool SD8225, 3.00%, 07/01/2052	1,072,977	963,899
Pool SD8238, 4.50%, 08/01/2052	324,727	319,614
Pool SD8256, 4.00%, 10/01/2052	152,689	146,716
Pool SD8362, 5.50%, 09/01/2053	199,837	202,179

	Principal Amount	Value
Federal National Mortgage Association
Pool MA4438, 2.50%, 10/01/2051	$237,030	$205,682
Pool MA4512, 2.50%, 01/01/2052	1,205,869	1,044,103
Pool MA4578, 2.50%, 04/01/2052	156,484	135,491
Pool MA4600, 3.50%, 05/01/2052	552,107	514,143
Pool MA4701, 4.50%, 08/01/2052	595,315	585,765
Pool MA4732, 4.00%, 09/01/2052	996,747	957,607
Pool MA4918, 5.00%, 02/01/2053	190,723	190,763
Pool MA4978, 5.00%, 04/01/2053	550,171	550,245
Pool MA5072, 5.50%, 07/01/2053	608,551	615,779
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,120,214)		7,299,205
MUNICIPAL BONDS - 27.6%
Education - 7.7%
Denver City & County School District No 1, 5.66%, 12/01/2033	50,000	52,576
Los Angeles Community College District/CA
6.68%, 08/01/2036	200,000	234,592
6.60%, 08/01/2042	50,000	58,080
Massachusetts School Building Authority, 3.40%, 10/15/2040	250,000	215,450
Michigan State University, 6.17%, 02/15/2050	200,000	210,304
New York State Dormitory Authority
5.39%, 03/15/2040	500,000	515,172
4.85%, 07/01/2048	50,000	48,899
Ohio State University/The, 4.91%, 06/01/2040	500,000	493,389
Oregon School Boards Association
5.55%, 06/30/2028	407,338	417,393
5.68%, 06/30/2028	50,000	51,370
University of California, 4.77%, 05/15/2115	125,000	115,004
University of Massachusetts Building Authority, 5.45%, 11/01/2040	350,000	363,394
University of Michigan, 4.45%, 04/01/2122	515,000	453,309
Washington Biomedical Research Facilities 3, 6.52%, 07/01/2042	95,000	107,181
Financing & Development - 4.9%
California State Public Works Board, 8.36%, 10/01/2034	500,000	617,401
Empire State Development Corp.
3.90%, 03/15/2033	405,000	393,409
3.90%, 03/15/2033	95,000	94,687
Kansas Development Finance Authority, 4.93%, 04/15/2045	40,000	40,353

The accompanying notes are an integral part of these financial statements.

3

Ramirez Core Bond Fund
Schedule of Investments
September 30, 2024(Continued)

	Principal Amount	Value
MUNICIPAL BONDS - (Continued)
Metropolitan Government of Nashville & Davidson County Convention Center Authority, 6.73%, 07/01/2043	$75,000	$83,924
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 7.46%, 10/01/2046	200,000	253,679
New Jersey Economic Development Authority, 7.43%, 02/15/2029	555,000	599,337
Permanent University Fund - University of Texas System, 5.26%, 07/01/2039	45,000	46,599
Healthcare - 1.0%
Lee Memorial Health System, 7.28%, 04/01/2027	50,000	52,368
Regents of the University of California Medical Center Pooled Revenue, 4.13%, 05/15/2032	400,000	394,363
Local General Obligation - 7.7%
City of New York, NY, 5.97%, 03/01/2036	500,000	542,837
County of Cook IL, 6.23%, 11/15/2034	100,000	109,184
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/2040	400,000	487,544
New York City Transitional Finance Authority Future Tax Secured Revenue
4.20%, 11/01/2028	85,000	85,010
5.57%, 11/01/2038	540,000	568,798
Sales Tax Securitization Corp., 3.82%, 01/01/2048	70,000	59,376
State of California
11.00%, 10/01/2033	250,000	370,352
7.55%, 04/01/2039	245,000	307,938
7.63%, 03/01/2040	200,000	250,266
State of Connecticut, 5.85%, 03/15/2032	300,000	324,969
State of Mississippi, 5.25%, 11/01/2034	195,000	200,972
Transportation - 2.9%
Bay Area Toll Authority, 3.13%, 04/01/2055	40,000	28,899
City of Los Angeles Department of Airports, 7.05%, 05/15/2040	45,000	53,936
County of Miami-Dade Seaport Department, 6.22%, 11/01/2055	150,000	162,175
Dallas Fort Worth International Airport, 4.51%, 11/01/2051	500,000	467,877

	Principal Amount	Value
New Jersey Turnpike Authority, 7.10%, 01/01/2041	$440,000	$522,552
Utilities - 3.4%
American Municipal Power, Inc., 7.83%, 02/15/2041	500,000	630,600
Irvine Ranch Water District Water Service Corp., 6.62%, 05/01/2040	200,000	228,275
Massachusetts Clean Water Trust/The, 5.19%, 08/01/2040	45,000	45,574
Metropolitan Water Reclamation District of Greater Chicago, 5.72%, 12/01/2038	50,000	53,546
New York City Municipal Water Finance Authority, 5.95%, 06/15/2042	50,000	54,210
Salt River Project Agricultural Improvement & Power District, 4.84%, 01/01/2041	450,000	440,258
TOTAL MUNICIPAL BONDS (Cost $11,726,331)		11,907,381
U.S. TREASURY SECURITIES - 23.2%
United States Treasury Bond
5.38%, 02/15/2031	1,000,000	1,101,602
2.25%, 05/15/2041	1,175,000	910,671
2.38%, 05/15/2051	670,000	472,690
4.75%, 11/15/2053	1,360,000	1,502,216
United States Treasury Notes
3.63%, 05/15/2026	1,895,000	1,891,965
2.38%, 05/15/2027	2,645,000	2,564,719
2.63%, 07/31/2029	655,000	627,290
4.13%, 08/31/2030	75,000	76,963
4.25%, 06/30/2031	805,000	833,364
TOTAL U.S. TREASURY SECURITIES (Cost $9,763,500)		9,981,480
TOTAL INVESTMENTS - 98.7% (Cost $41,633,402)		$42,522,734
U.S. Bank Money Market Deposit Account (MMDA) - 1.3%(e)		577,868
Liabilities in Excess of Other Assets - (0.0)%(c)		(6,663)
TOTAL NET ASSETS - 100.0%		$43,093,939

The accompanying notes are an integral part of these financial statements.

4

Ramirez Core Bond Fund
Schedule of Investments
September 30, 2024(Continued)
Notes:
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $2,330,834 or 5.4% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(c)	Represents less than 0.05% of net assets.
(d)	Fixed to floating rate security. Effective date of change and formula disclosed.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

Abbreviations used in this schedule:
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

5

Ramirez Government Money Market Fund
Schedule of Investments
September 30, 2024

	Principal Amount	Value
REPURCHASE AGREEMENTS – 55.8%
Goldman Sachs & Co. LLC, 4.88%, dated 09/30/2024, matures 10/01/2024, repurchase price $74,010,031 (collateralized by U.S. Government Agency securities and U.S. Treasuries: 2.13% to 6.50%: 4/15/29 to 9/20/54: Total market value $74,000,001)	$74,000,000	$74,000,000
J.P. Morgan Securities LLC
4.89%, dated 09/30/2024, matures 10/01/2024, repurchase price $49,006,656 (collateralized by U.S. Government Agency securities and U.S. Treasuries: 1.50% to 7.00%: 12/1/26 to 10/1/54: Total market value $49,000,003) 10/01/2024	49,000,000	49,000,000
4.86%, dated 09/30/2024, matures 10/07/2024, repurchase price $25,087,750 (collateralized by U.S. Government Agency securities: 6.00%: 5/1/54: Total market value $25,000,002)(a)	25,000,000	25,000,000
Royal Bank of Canada, 4.81%, dated 09/30/2024, matures 10/01/2024, repurchase price $21,002,806 (collateralized by U.S. Government Agency securities and U.S. Treasuries: 0.75% to 3.25%: 8/31/26 to 5/15/42: Total market value $21,000,062)	21,000,000	21,000,000
TOTAL REPURCHASE AGREEMENTS
(Cost $169,000,000)		169,000,000
U.S. TREASURY DEBT – 48.6%(b)
United States Treasury Bill
5.38%, 10/01/2024	21,020,000	21,020,000
5.38%, 10/15/2024	27,820,000	27,763,515
5.38%, 10/22/2024	90,000	89,726
5.36%, 11/05/2024	38,880,000	38,683,584
5.16%, 11/29/2024	730,000	724,001
5.13%, 12/17/2024	13,210,000	13,069,400
4.73%, 12/19/2024	20,000,000	19,797,448
4.98%, 12/24/2024	13,320,000	13,169,473
4.56%, 01/28/2025	12,950,000	12,760,322
TOTAL U.S. TREASURY DEBT (Cost $147,077,469)		147,077,469
TOTAL INVESTMENTS - 104.4% (Cost - $316,077,469)		$316,077,469
U.S. Bank Money Market Deposit Account (MMDA) – 0.2%(c)		752,603
Liabilities in Excess of Other Assets - (4.6)%		(14,106,618)
TOTAL NET ASSETS - 100.0%		$302,723,454

Notes:
(a)	The maturity shown represents the next put date.
(b)	Zero coupon security. Rate disclosed is the yield of the position.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2024 was 4.70%.

The accompanying notes are an integral part of these financial statements.

6

Ramirez Funds
Statements of Assets and Liabilities
September 30, 2024

	Ramirez Core Bond Fund	Ramirez Government Money Market Fund
Assets:
Investments in securities at cost	$41,633,402	$316,077,469(a)
Investments in securities at value	42,522,734	147,077,469
Repurchase agreements at value	—	169,000,000
Cash - Interest Bearing Deposit	577,868	752,603
Receivable from Investment Advisor	17,411	—
Dividends and interest receivable	456,844	30,051
Prepaid expenses	13,791	10,247
Total assets	43,588,648	316,870,370
Liabilities:
Distributions to shareholders	—	1,130,024
Payable for securities purchased	334,926	12,760,322
Due to Investment Advisor	—	4,562
Accrued other expenses (Note 3)	159,783	252,008
Total liabilities	494,709	14,146,916
Net Assets	$43,093,939	$302,723,454
Components of Net Assets:
Paid-in capital	$42,227,079	$302,712,230
Total distributable earnings	866,860	11,224
Net Assets	$43,093,939	$302,723,454
Retail Class:
Net Assets	$5,233	$1,383,819
Shares Issued and Outstanding (unlimited shares authorized, no par value)	345	1,383,762
Net Asset Value, Redemption Price and Offering Price Per Share	$15.18(b)	$1.00
Institutional Class:
Net Assets	$43,088,706	$301,339,635
Shares Issued and Outstanding (unlimited shares authorized, no par value)	2,837,266	301,328,467
Net Asset Value, Redemption Price and Offering Price Per Share	$15.19	$1.00

(a)	Includes repurchase agreements.
(b)	Due to rounding, the NAV may not calculate to the value shown.
The accompanying notes are an integral part of these financial statements.

7

Ramirez Funds
Statements of Operations
For the Period December 18, 2023* through September 30, 2024

	Ramirez Core Bond Fund	Ramirez Government Money Market Fund
Investment Income:
Interest income	$1,362,330	$9,722,000
Total investment income	1,362,330	9,722,000
Expenses:
Administration and fund accounting fees (Note 3)	110,161	142,991
Advisory fees (Note 3)	94,753	360,875
Transfer agent fees and expenses (Note 3 & Note 6)	51,687	93,094
Registration fees	41,131	78,083
Legal fees	26,008	25,006
Audit fees	21,098	22,607
Trustees’ fees (Note 3)	12,559	12,561
Shareholder reporting fees	11,309	11,151
Compliance fees (Note 3)	8,267	8,300
Custody fees (Note 3)	4,169	10,967
Insurance fees	1,337	2,236
Distribution fees (Note 6)	9	758
Miscellaneous	7,095	6,998
Total expenses	389,583	775,627
Expenses waived and reimbursed by the Advisor (Note 3)	(254,212)	(404,007)
Net expenses	135,371	371,620
Net investment income	1,226,959	9,350,380
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(22,352)	11,224
Net change in unrealized appreciation/depreciation on investments	889,332	—
Net realized and unrealized gain on investments	866,980	11,224
Net Increase in Net Assets Resulting from Operations	$2,093,939	$9,361,604

*	Inception date
The accompanying notes are an integral part of these financial statements.

8

Ramirez Core Bond Fund
Statement of Changes in Net Assets

For the Period December 18, 2023* through September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,226,959
Net realized loss	(22,352)
Net change in unrealized appreciation/depreciation	889,332
Net increase in net assets resulting from operations	2,093,939
Distributions to shareholders:
Retail Class	(167)
Institutional Class	(1,226,916)
Total distributions to shareholders	(1,227,083)
Capital Transactions:
Net proceeds from shares sold
Retail Class	5,000
Institutional Class	40,995,000
Reinvestment of distributions
Retail Class	167
Institutional Class	1,226,916
Cost of shares repurchased
Retail Class	—
Institutional Class	—
Net increase in net assets from capital transactions	42,227,083
Total Increase in Net Assets	43,093,939
Net Assets:
Beginning of period	—
End of period	$43,093,939
Capital Share Transactions:
Shares sold:
Retail Class	334
Institutional Class	2,754,268
Shares reinvested:
Retail Class	11
Institutional Class	82,998
Shares repurchased:
Retail Class	—
Institutional Class	—
Net increase in shares outstanding	2,837,611

*	Inception date
The accompanying notes are an integral part of these financial statements.

9

Ramirez Government Money Market Fund
Statement of Changes in Net Assets

For the Period December 18, 2023* through September 30, 2024
Increase in Net Assets from:
Operations:
Net investment income	$9,350,380
Net realized gain	11,224
Net increase in net assets resulting from operations	9,361,604
Distributions to shareholders:
Retail Class	(14,846)
Institutional Class	(9,335,534)
Total distributions to shareholders	(9,350,380)
Capital Transactions:
Net proceeds from shares sold
Retail Class	1,373,821
Institutional Class	369,095,453
Reinvestment of distributions
Retail Class	9,941
Institutional Class	8,210,364
Cost of shares repurchased
Retail Class	—
Institutional Class	(75,977,349)
Net increase in net assets from capital transactions	302,712,230
Total Increase in Net Assets	302,723,454
Net Assets:
Beginning of period	—
End of period	$302,723,454
Capital Share Transactions:
Shares sold:
Retail Class	1,373,821
Institutional Class	369,095,453
Shares reinvested:
Retail Class	9,941
Institutional Class	8,210,364
Shares repurchased:
Retail Class	—
Institutional Class	(75,977,349)
Net increase in shares outstanding	302,712,230

*	Inception date
The accompanying notes are an integral part of these financial statements.

10

Ramirez Core Bond Fund
Financial Highlights
Retail Class
For a capital share outstanding throughout the period:

For the Period December 18, 2023* through September 30, 2024
Net Asset Value, Beginning of Period	$15.00
Income from Investment Operations:
Net investment income(1)	0.50
Net realized and unrealized gain on investments	0.17
Total gain from investment operations	0.67
Less Distributions:
From net investment income	(0.49)
Total distributions	(0.49)
Net Asset Value, End of Period	$15.18
Total return(2)	4.63%(3)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$5
Ratios to average net assets
Gross expenses	2.49%(4)
Net Expenses	0.75%(4)
Net investment income	4.27%(4)
Portfolio turnover rate(5)	43%(3)

*	Inception date.
[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Assumes reinvestment of all distributions. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

11

Ramirez Core Bond Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout the period:

For the Period December 18, 2023* through September 30, 2024
Net Asset Value, Beginning of Period	$15.00
Income from Investment Operations:
Net investment income(1)	0.53
Net realized and unrealized gain on investments	0.19
Total gain from investment operations	0.72
Less Distributions:
From net investment income	(0.53)
Total distributions	(0.53)
Net asset value, end of period	$15.19
Total return(2)	4.90%(3)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$43,089
Ratios to average net assets
Gross expenses	1.44%(4)
Net Expenses	0.50%(4)
Net investment income	4.53%(4)
Portfolio turnover rate(5)	43%(3)

*	Inception date.
[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Assumes reinvestment of all distributions. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.
The accompanying notes are an integral part of these financial statements.

12

Ramirez Government Money Market Fund
Financial Highlights
Retail Class
For a capital share outstanding throughout the period:

For the Period December 18, 2023* through September 30, 2024
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.00(1)
Total gain from investment operations	0.04
Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$1.00
Total return(2)	3.92%(3)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,384
Ratios to average net assets
Gross expenses	0.66%(5)
Net Expenses(4)	0.43%(5)
Net investment income	4.83%(5)

*	Inception date.
[1]	Represents less than 0.05% of net assets.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Assumes reinvestment of all distributions. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Not annualized.
[4]	Effective January 9, 2024 the contractual expense limitation changed. The ratio presented for period ended September 30, 2024 is a blended ratio. See note 3.
[5]	Annualized.
The accompanying notes are an integral part of these financial statements.

13

Ramirez Government Money Market Fund
Financial Highlights
Institutional Class
For a capital share outstanding throughout the period:

For the Period December 18, 2023* through September 30, 2024
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	0.04
Net realized and unrealized gain on investments	0.00(1)
Total Gain from Investment Operations	0.04
Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)
Net Asset Value, End of Period	$1.00
Total return(2)	4.12%(3)
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$301,340
Ratios to average net assets
Gross expenses	0.43%(5)
Net Expenses(4)	0.20%(5)
Net investment income	5.16%(5)

*	Inception date.
[1]	Represents less than 0.05% of net assets.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Assumes reinvestment of all distributions. Return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Not annualized.
[4]	Effective January 9, 2024 the contractual expense limitation changed. The ratio presented for period ended September 30, 2024 is a blended ratio. See note 3.
[5]	Annualized.
The accompanying notes are an integral part of these financial statements.

14

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024
NOTE 1 – ORGANIZATION
The Ramirez Core Bond Fund (the “Core Bond Fund”) and Ramirez Government Money Market Fund (the “Money Market Fund”, each a Fund and together, the “Funds”) are diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Ramirez Asset Management, Inc. (the “Advisor”) serves as the investment manager to the Funds. The inception date of the Funds was December 18, 2023.
The Core Bond Fund’s investment objective is to maximize total return by investing primarily in a diversified portfolio of fixed income securities and operates as a diversified fund. The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. As a government money market fund, the Money Market Fund is required by Rule 2a-7 to invest at least 99.5% of total assets in cash, U.S. government securities and/or repurchase agreements collateralized solely by U.S. Government securities or cash.
Each Fund currently offers a Retail Class and an Institutional Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – The Money Market Fund’s investments are valued using amortized cost method permitted by Rule 2a-7 of the Investment Company Act. Any discount or premium is recognized ratably to the final maturity of the security and is included in interest income. In accordance with Rule 2a-7, the fair value of securities held in the funds are determined using amortized cost, which is compared to prices provided by independent pricing providers.

The Core Bond Fund’s investments in debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.
Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

15

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Funds’ valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Funds’ portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of each Fund’s securities as of September 30, 2024:
Level 1 –
Quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Funds’ investments in each category investment type as of September 30, 2024:
Core Bond Fund

Description	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$ —	$1,886,606	$ —	$1,886,606
Collateralized Mortgage Obligations	—	2,330,834	—	2,330,834
Corporate Bonds	—	9,117,228	—	9,117,228
Mortgage-Backed Securities	—	7,299,205	—	7,299,205
Municipal Bonds	—	11,907,381	—	11,907,381
U.S. Treasury Securities	—	9,981,480	—	9,981,480
Total Long-Term Investments	—	42,522,734	—	42,522,734
Total Investments	$—	$42,522,734	$—	$42,522,734

Money Market Fund

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments
Repurchase Agreements	$ —	$169,000,000	$ —	$169,000,000
U.S. Treasury Debts	—	147,077,469	—	147,077,469
Total Short-Term Investments	—	316,077,469	—	316,077,469
Total Investments	$—	$316,077,469	$—	$316,077,469

*	See the Schedules of Investments for further detail of investment classifications.

16

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
(b)
Securities Transactions, Investment Income and Distributions – The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are reported based on the identified cost of securities delivered. Interest income, and expenses are recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method.

(c)
Distributions to shareholders – Distributions of net investment income, if any, are declared daily and distributed monthly. Net realized gains from investment transactions, if any, will be declared and distributed to shareholders annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Repurchase Agreements – The Money Market Fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the Fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be re-pledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The Fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the Fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral. The Money Market Fund had invested in repurchase agreements at September 30, 2024 as detailed in the Schedule of Investments. The value of related collateral exceeded the value of the repurchase agreements by at least two percent.

(e)
Cash and Cash Equivalents – Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

(f)
Federal Income Taxes – Each Fund is a separate taxable entity and has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended September 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(g)
Indemnification – The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Funds. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the terms of this agreement, the Core Bond Fund and Money Market Fund pay an investment management fee based on each Fund’s average daily net assets at the annual rate of 0.35% and 0.20%, respectively.

17

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The Advisor has contractually agreed to waive a portion or all of its management fees and pay the Funds’ expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest expense relating to short sales, dividend expense, borrowing costs, extraordinary expenses, and brokers’ commissions and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that the total annual fund operating expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below.

Fund	Retail Class	Institutional Class
Core Bond Fund	0.75%	0.50%
Money Market Fund	0.42%	0.17%

Prior to July 24, 2024, the Money Market Fund’s had a similar agreement to limit the operating expenses as follows:

Effective date	Retail Class	Institutional Class
December 18, 2023	0.60%	0.35%
January 9, 2024	0.47%	0.22%

The Advisor is permitted to recapture amounts waived and/or reimbursed to a class, over a rolling three year period, if a class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Advisor recapture any amount that would result, on any particular business day, in a class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
As of September 30, 2024, the amounts waived by the Advisor and the eligible recapture period is as follows:

	Core Bond Fund	Money Market Fund
September 30, 2027	$254,212	$404,007

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator and fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Funds’ distributor and principal underwriter. For the period ended September 30, 2024, the Funds incurred the following expenses for administration and fund accounting, compliance, custody and transfer agent fees:

	Core Bond Fund	Money Market Fund
Administration and fund accounting	$110,161	$142,991
Compliance	8,267	8,300
Custody	4,169	10,967
Transfer agent*	36,968	44,708

*	Statement of operations includes combined service fees paid to intermediaries as detailed in Note 5.
At September 30, 2024, the Funds had payables for administration and fund accounting, compliance, custody and transfer agent fees in the following amounts:

	Core Bond Fund	Money Market Fund
Administration and fund accounting	$58,216	$77,450
Compliance	4,372	4,405
Custody	1,148	5,849
Transfer agent*	21,357	27,138

The above payable amounts are included in Accrued other expenses in each Fund’s Statement of Assets and Liabilities.

18

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The Independent Trustees were paid $25,120 for their services and reimbursement of travel during the period ended September 30, 2024. The Funds pay no compensation to the Interested Trustee or officers of the Trust.
Expenses of the Trust are allocated among the funds in the Trust equally or by other equitable means.
NOTE 4 – INVESTMENT TRANSACTIONS
During the period ended September 30, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) and U.S. Treasury Obligations were as follows:

	Core Bond Fund
	Investments	U.S. Government Obligations
Purchases	$ 35,431,537	$ 20,437,558
Sales	$3,616,095	$ 10,711,502

NOTE 5 – FEDERAL INCOME TAX INFORMATION
At September 30, 2024, the components of accumulated earnings for income tax purposes were as follows:

	Core Bond Fund	Money Market Fund
Cost of Investments	$41,652,479	$316,077,469
Gross Unrealized Appreciation	923,721	—
Gross Unrealized Depreciation	(53,466)	—
Net Unrealized Appreciation (Depreciation) on Investments	870,255	—
Undistributed ordinary income	—	1,141,248
Undistributed long-term capital gains	—	—
Distributable Earnings	—	1,141,248
Other Accumulated Loss	(3,395)	(1,130,024)
Total Accumulated Gain	$866,860	$11,224

The difference between book basis and tax basis on unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.
Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2024, the following table shows the reclassifications made:

	Distributable Earnings	Paid In Capital
Core Bond Fund	$ 4	$ (4)
Money Market Fund	—	—

At September 30, 2024, the Core Bond Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Core Bond Fund	$(3,395)	—	$(3,395)

19

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
The tax character of distributions paid during the period ended September 30, 2024 was as follows:

	Core Bond Fund	Money Market Fund
Distributions Paid From:
Ordinary Income	$1,227,083	$9,350,380
Long-Term Capital Gains	—	—
Total Distributions Paid	$1,227,083	$9,350,380

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of September 30, 2024, the Funds did not have late-year or post-October losses.
NOTE 6 – DISTRIBUTION PLAN AND SERVICE FEES
The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of their Retail Class. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to the Retail Class shares. For the period ended September 30, 2024, distribution fees incurred by each Fund are disclosed on the Statements of Operations.
The Funds pay intermediaries such as banks, broker dealers, financial advisors or other financial institutions for shareholder services associated with shareholders whose shares are held of record in omnibus, networked, or other group accounts or accounts traded through registered securities clearing agents. For the period ended September 30, 2024, class specific expenses were as follows:

Fund	Retail Class	Institutional Class
Core Bond Fund	$ —	$14,719
Money Market Fund	—	48,386

Under this shareholder servicing plan and agreement, the following amounts were paid to U.S. Bank, N.A. for the period ended September 30, 2024:

Fund	Retail Class	Institutional Class
Core Bond Fund	$ —	$7,696
Money Market Fund	—	8,309

NOTE 7 – LINE OF CREDIT
The Funds have access to a $75 million secured line of credit through an agreement with U.S. Bank. The Funds may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Funds based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. During the period ended September 30, 2024, the Funds did not draw on this line of credit.
NOTE 8 – CONTROL OWNERSHIP
As of September 30, 2024, Capinco and Pershing LLC held approximately 61% and 27%, respectively, of the outstanding shares of the Core Bond Fund for the benefit of their shareholders, and JPM Securities, LLC owned approximately 68% of the outstanding shares of the Money Market Fund.
NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

20

Ramirez Funds
NOTES TO FINANCIAL STATEMENTS
at September 30, 2024(Continued)
NOTE 10 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Funds’ investment objectives, principal investment strategies and principal risks.
(a)
Market risk – Financial market risks affect the value of individual instruments in which the Funds invest. When the value of the Funds’ investments goes down, your investment in the Funds decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rate levels, and political events affect the markets. Periods of market volatility may occur in response to market events and other economic, political, and global macro factors.

(b)
Interest risk – An increase in interest rates may cause the value of fixed-income securities held by the Funds to decline. Generally, the longer the maturity and duration of a bond, the more sensitive the bond is to interest rate risk. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations.

(c)
Mortgage-Backed Securities and other Asset-Backed Securities risk – Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows.

Asset-backed securities are securities backed by credit card receivables, automobile loans or other assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to reduce the balance due on the credit cards. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. The value of mortgage-back and asset-backed securities can dramatically change over time.
(d)
U.S. Government Securities risk – U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored entities. U.S. government securities include issues by nongovernmental entities (like financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to the market crisis or otherwise. Although the U.S. government guarantees principal and interest payments on securities issued by the U.S. government and some of its agencies, such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), this guarantee does not apply to losses resulting from declines in the market value of these securities. Some of the U.S. government securities that the Fund may hold are not guaranteed or backed by the full faith and credit of the U.S. government, such as those issued by Fannie Mae (formally known as the Federal National Mortgage Association) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation).

U.S. government securities may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. government agencies or U.S. government sponsored entities may not be backed by the full faith and credit of the U.S. government. U.S. government securities may be adversely affected by a default by, or decline in, the credit quality of the U.S. government. U.S. Treasury securities, including Treasury bills, Treasury notes, Treasury bonds, Treasury inflation-protected securities, and floating rate notes are backed by the full faith and credit of the U.S. government.

21

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Ramirez Core Bond Fund and Ramirez Government Money Market Fund and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ramirez Core Bond Fund and Ramirez Government Money Market Fund (the “Funds”), each a series of Advisor Managed Portfolios, as of September 30, 2024, the related statements of operations, the statements of changes in net assets and the financial highlights and the related notes, for the period December 18, 2023 (commencement of operations) through September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2024, the results of their operations, the changes in net assets, and the financial highlights for the period from December 18, 2023 (commencement of operations) through September 30, 2024, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 27, 2024

22

Ramirez Funds
Additional Information
September 30, 2024 (Unaudited)
Quarterly Portfolio Schedule
The Core Bond Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission (SEC) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Form N-MFP
Each month, information about the Money Market Fund and its portfolio holdings is filed with the SEC on Form N-MFP. These forms will be available on the SEC’s website at www.sec.gov. The Money Market Fund’s portfolio holdings are also posted on www.ramirezam.com as of each month-end. Please see the Money Market Fund’s current prospectus for more information.
Proxy Voting
You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-888-472-3102 or on the EDGAR Database on the SEC’s website at ww.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
Tax Information
For the period ended September 30, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00% for each Fund.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended September 30, 2024 was 0.00% for each Fund.
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was 0.00% for the period ended September 30, 2024.

23

Investment Advisor
Ramirez Asset Management, Inc.
61 Broadway, 29th Floor
New York, New York 10006
Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/9/2024

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/9/2024